Other long-term liabilities - Components of other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Share-based compensation liability (note 14)	$ 74,107	$ 70,569
Site restoration costs	32,596	36,581
Land mortgage	28,014	28,514
Defined benefit pension plans (note 21)	22,691	19,216
Cash flow hedges (note 19)	91,183	6,739
Other	1,319	2,532
Other long-term liabilities	249,910	164,151
Less current maturities	(94,992)	(29,548)
Other non-current liabilities	$ 154,918	$ 134,603